Employee benefit plans	12 Months Ended
Mar. 31, 2012
Employee benefit plans [Abstract]
Employee benefit plans

26. Employee benefit plans

The Company and its subsidiaries match voluntary contributions made by employees to their Registered Retirement Savings Plans to a maximum of 5% of base salary for each employee. Contributions made by the Company during the year ended March 31, 2012 were $2,083 (2011 – $1,689; 2010 — $1,393).